Document and Entity Information	Nov. 23, 2022
Cover [Abstract]
Entity Registrant Name	Gores Technology Partners, Inc.
Trading Symbol	GTPA
Amendment Flag	false
Entity Central Index Key	0001837105
No Trading Symbol Flag	true
Document Type	8-K
Document Period End Date	Nov. 23, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40091
Entity Tax Identification Number	85-3010689
Entity Address, Address Line One	6260 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(303)
Local Phone Number	531-3100
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false